Share capital and share based payments - Additional Information (Details)							12 Months Ended
	Dec. 31, 2024 EUR (€) shares € / shares	Nov. 13, 2024 shares	Jun. 10, 2024 shares € / shares	Jan. 02, 2024	Dec. 31, 2023 EUR (€) employee € / shares shares	Nov. 07, 2022 shares	Dec. 31, 2024 EUR (€) shares condition action € / shares	Dec. 31, 2023 EUR (€) shares vestingKicker filingsAndApproval € / shares	Dec. 31, 2022 EUR (€) shares vestingKicker € / shares	Dec. 31, 2021 vestingKicker € / shares shares	Apr. 30, 2025 shares	Apr. 24, 2025 EUR (€) shares	Feb. 14, 2022 € / shares
Disclosure of changes in the share capital
Share capital	€ 4,192,221				€ 4,044,000		€ 4,192,221	€ 4,044,000	€ 4,011,000
Par value per share (in EUR per share) | € / shares	€ 0.05				€ 0.05		€ 0.05	€ 0.05	€ 0.05	€ 0.05			€ 0.05
Total number of shares issued (in shares) | shares	83,844,411				80,874,653		83,844,411	80,874,653	80,226,164	79,556,722
Number of own shares (in shares) | shares	18,575						18,575
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares			106,844
Expense from share-based payment transactions with employees							€ 3,944,000	€ 4,256,000	€ 4,249,000
Number of filing and approval of a biologic license application | filingsAndApproval								1
Defined contribution plan, contribution percentage							2.20%
Defined contribution plan, contribution percentage by employer							1.40%
Defined contribution plan, contribution percentage by employee							0.80%
Major ordinary share transactions
Disclosure of changes in the share capital
Share capital												€ 4,609,489.9
Total number of shares issued (in shares) | shares											92,189,798
Share capital
Disclosure of changes in the share capital
Share capital	€ 4,192,221						€ 4,192,221
AGAP Management 2017-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares							0	0	0
AGA Perf Management 2019-1
Disclosure of changes in the share capital
Performance conditions threshold						50.00%
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares						171,550
AGAP Employee 2019 / AGAP Management 2019
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees							€ 0	€ 0	€ (181,000)
AGA Perf Employees 2020-1 / AGA Perf Management 2020
Disclosure of changes in the share capital
Number of vesting kickers | vestingKicker										2
Revenue from collaboration and licensing agreements, minimum accrual between attribution and definitive acquisition date							100,000,000
AGAP Employee 2020 / AGAP Management 2020
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees							€ 0	€ 1,436,000	€ 1,738,000
AGAP Employee 2020 / AGAP Management 2020 | Major ordinary share transactions
Disclosure of changes in the share capital
Free performances shares plans, performance (in percents)				20.00%
AGA Perf Employees 2020-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					85,230		85,230	85,230	0
AGA Perf Management 2020-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)					130,000		130,000	130,000	0
AGAP Employee 2021 / AGAP Management 2021
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees							€ 1,162,000	€ 1,161,000	€ 1,577,000
Number of vesting kickers | vestingKicker									2
AGA Bonus 2021-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares							125,748	125,748	125,748
Expense from share-based payment transactions with employees							€ 0	€ 0	€ 0
AGAP Employee 2022 / AGAP Management 2022
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees							€ 888,000	€ 1,157,000	€ 46,000
AGA Bonus 2022-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares							128,061	128,061	0
Expense from share-based payment transactions with employees							€ 0	€ 0	€ 499,000
Percentge of annual variable compensation							50.00%
Percentage of premium increased							50.00%
Percentage of over performance							1
BSAAR
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares							0	47,100	750
Share-based payment transactions with employees, awards, expected term (year)							10 years
AGA New Members 2023-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares							0	0
Expense from share-based payment transactions with employees							€ 19,000	€ 3,000
AGAP Employee 2023/ AGAP Management 2023
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees							1,226,000	€ 33,000
Number of vesting kickers | vestingKicker								3
Revenue from collaboration and licensing agreements, minimum accrual between attribution and definitive acquisition date							€ 50,000,000
Implementation of environmental or social actions by employees | action							6
AGAP Employee 2024/ AGAP Management 2024
Disclosure of changes in the share capital
Expense from share-based payment transactions with employees							€ 119,000	€ 0	0
Revenue from collaboration and licensing agreements, minimum accrual between attribution and definitive acquisition date							€ 50,000,000
Number of internal conditions performance, free performance shares | condition							3
Percent of employees using transport mobility	25.00%						25.00%
AGA Perf Management 2024-1
Disclosure of changes in the share capital
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares		750,000					0
Expense from share-based payment transactions with employees							€ 302,000	€ 0	€ 0
Number of internal conditions performance, free performance shares | condition							2
Common shares
Disclosure of changes in the share capital
Number of shares outstanding (in shares) | shares	83,830,336				80,860,563		83,830,336	80,860,563	80,212,069	79,542,627
Par value per share (in EUR per share) | € / shares	€ 0.05		€ 0.05				€ 0.05
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	1,028,080		38,100
Common shares | Major ordinary share transactions
Disclosure of changes in the share capital
Total number of shares issued (in shares) | shares												92,175,723
2016 free preferred shares
Disclosure of changes in the share capital
Par value per share (in EUR per share) | € / shares	€ 0.05						€ 0.05
Total number of shares issued (in shares) | shares	6,494						6,494
2017 free preferred shares
Disclosure of changes in the share capital
Number of shares outstanding (in shares) | shares	7,581						7,581
Par value per share (in EUR per share) | € / shares	€ 0.05						€ 0.05